UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas, 14th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Virtus Reaves Utilities ETF

UTES / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the Virtus Reaves Utilities ETF ("Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Reaves Utilities ETF	$62	0.49%

Commentary by Reaves Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 53.98%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 16.33%, and the S&P 500® Utilities Index, which serves as the style-specific index, returned 21.26%.

What factors impacted Fund performance over the reporting period?

Stock selection contributed to the Fund’s outperformance during the fiscal year. Overweight positions in merchant energy companies such as Vistra Corp, Talen Energy, Constellation Energy, and NRG Energy contributed to performance. Other top contributors were Entergy Corp. and CenterPoint Energy. The Fund also benefited from increasing demand for electricity and the earnings and dividend growth of certain holdings. The biggest detractors from performance were NextEra Energy, Sempra, New Jersey Resources, OGE Energy, and Southern Company. Regional wildfires also detracted from performance, while interest rates had a neutral impact.

FACTOR

IMPACT

  SUMMARY

Increasing demand for electricity

Positive

Merchant power companies, which sell electricity in the wholesale market, benefited from increasing demand fueled by the expansion of artificial intelligence.

Interest rates

Neutral

The yield on the 10-year US Treasury Note was stable over most of the fiscal year.

Earnings and dividend growth

Positive

Most companies owned during the fiscal year experienced growth in line with or ahead of expectations. Forward multi-year guidance was also positive.

Regional wildfires

Negative

Large wildfire in California impacted the service territory of one holding creating uncertainty about potential liabilities to the company from resulting damage.

Virtus Reaves Utilities ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund from inception. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

	Virtus Reaves Utilities ETF - NAV $41,141	S&P 500® Index $38,908	S&P 500® Utilities Index $28,273
9/23/15	$10,000	$10,000	$10,000
9/30/15	$10,330	$9,908	$10,316
10/31/15	$10,543	$10,743	$10,429
11/30/15	$10,427	$10,775	$10,205
12/31/15	$10,609	$10,605	$10,426
1/31/16	$11,175	$10,079	$10,941
2/29/16	$11,333	$10,065	$11,153
3/31/16	$12,104	$10,748	$12,049
4/30/16	$11,888	$10,790	$11,758
5/31/16	$12,182	$10,984	$11,936
6/30/16	$13,224	$11,012	$12,868
7/31/16	$13,085	$11,418	$12,779
8/31/16	$12,376	$11,434	$12,060
9/30/16	$12,452	$11,436	$12,108
10/31/16	$12,564	$11,228	$12,213
11/30/16	$11,859	$11,644	$11,553
12/31/16	$12,282	$11,874	$12,124
1/31/17	$12,530	$12,099	$12,276
2/28/17	$13,184	$12,579	$12,924
3/31/17	$13,176	$12,594	$12,900
4/30/17	$13,479	$12,723	$13,001
5/31/17	$13,993	$12,902	$13,552
6/30/17	$13,770	$12,983	$13,186
7/31/17	$14,078	$13,250	$13,507
8/31/17	$14,488	$13,290	$13,947
9/30/17	$13,995	$13,565	$13,564
10/31/17	$14,245	$13,881	$14,094
11/30/17	$14,599	$14,307	$14,481
12/31/17	$13,935	$14,466	$13,592
1/31/18	$13,632	$15,294	$13,175
2/28/18	$12,997	$14,730	$12,667
3/31/18	$13,567	$14,356	$13,144
4/30/18	$13,983	$14,411	$13,420
5/31/18	$13,983	$14,758	$13,268
6/30/18	$14,382	$14,849	$13,636
7/31/18	$14,507	$15,402	$13,890
8/31/18	$14,719	$15,904	$14,045
9/30/18	$14,676	$15,994	$13,961
10/31/18	$14,716	$14,901	$14,234
11/30/18	$15,492	$15,204	$14,744
12/31/18	$14,701	$13,832	$14,151
1/31/19	$15,283	$14,940	$14,636
2/28/19	$15,899	$15,420	$15,245
3/31/19	$16,432	$15,719	$15,685
4/30/19	$16,525	$16,356	$15,830
5/31/19	$16,525	$15,316	$15,709
6/30/19	$17,064	$16,396	$16,230
7/31/19	$17,042	$16,632	$16,185
8/31/19	$17,864	$16,368	$17,020
9/30/19	$18,507	$16,674	$17,745
10/31/19	$18,230	$17,036	$17,610
11/30/19	$17,803	$17,654	$17,285
12/31/19	$18,342	$18,187	$17,879
1/31/20	$19,240	$18,180	$19,069
2/29/20	$17,448	$16,683	$17,185
3/31/20	$15,743	$14,623	$15,465
4/30/20	$16,146	$16,497	$15,962
5/31/20	$16,802	$17,283	$16,665
6/30/20	$16,141	$17,626	$15,888
7/31/20	$17,594	$18,620	$17,129
8/31/20	$17,180	$19,959	$16,675
9/30/20	$17,112	$19,200	$16,863
10/31/20	$17,894	$18,690	$17,713
11/30/20	$18,171	$20,736	$17,840
12/31/20	$18,386	$21,533	$17,966
1/31/21	$18,303	$21,315	$17,801
2/28/21	$17,230	$21,903	$16,712
3/31/21	$18,998	$22,863	$18,468
4/30/21	$19,708	$24,083	$19,258
5/31/21	$19,224	$24,251	$18,801
6/30/21	$18,885	$24,817	$18,393
7/31/21	$19,650	$25,407	$19,190
8/31/21	$20,538	$26,179	$19,954
9/30/21	$19,332	$24,961	$18,720
10/31/21	$20,496	$26,710	$19,606
11/30/21	$20,310	$26,525	$19,282
12/31/21	$22,181	$27,714	$21,140
1/31/22	$21,201	$26,280	$20,449
2/28/22	$20,966	$25,493	$20,070
3/31/22	$22,974	$26,440	$22,149
4/30/22	$21,779	$24,134	$21,208
5/31/22	$22,660	$24,178	$22,124
6/30/22	$21,507	$22,182	$21,023
7/31/22	$22,932	$24,228	$22,180
8/31/22	$22,940	$23,240	$22,292
9/30/22	$20,458	$21,099	$19,764
10/31/22	$21,100	$22,808	$20,170
11/30/22	$22,779	$24,082	$21,585
12/31/22	$22,360	$22,695	$21,471
1/31/23	$22,002	$24,121	$21,042
2/28/23	$20,948	$23,532	$19,801
3/31/23	$21,918	$24,396	$20,774
4/30/23	$22,177	$24,777	$21,163
5/31/23	$21,387	$24,885	$19,921
6/30/23	$21,883	$26,529	$20,250
7/31/23	$22,429	$27,381	$20,751
8/31/23	$21,291	$26,945	$19,473
9/30/23	$20,178	$25,661	$18,377
10/31/23	$20,439	$25,121	$18,613
11/30/23	$21,349	$27,415	$19,576
12/31/23	$21,823	$28,661	$19,951
1/31/24	$21,215	$29,142	$19,349
2/29/24	$22,051	$30,698	$19,566
3/31/24	$23,833	$31,686	$20,861
4/30/24	$24,311	$30,392	$21,205
5/31/24	$27,200	$31,899	$23,108
6/30/24	$25,580	$33,043	$21,834
7/31/24	$26,718	$33,446	$23,315
8/31/24	$28,271	$34,257	$24,449
9/30/24	$31,648	$34,989	$26,062
10/31/24	$31,805	$34,671	$25,795
11/30/24	$34,527	$36,706	$26,748
12/31/24	$31,708	$35,831	$24,625
1/31/25	$33,934	$36,829	$25,347
2/28/25	$33,094	$36,349	$25,775
3/31/25	$32,242	$34,301	$25,841
4/30/25	$33,298	$34,068	$25,866
5/31/25	$36,257	$36,213	$26,858
6/30/25	$37,833	$38,054	$26,943
7/31/25	$41,141	$38,908	$28,273
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 9/23/15
Virtus Reaves Utilities ETF - NAV	53.98	18.52	15.42
S&P 500® Index	16.33	15.88	14.77
S&P 500® Utilities Index	21.26	10.54	11.12

• The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The S&P 500® Utilities Index is a free-float market capitalization-weighted index comprised of companies included in the S&P 500® utilities sector. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Reaves Utilities ETF | 2

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$747,702,019
Total number of portfolio holdings	20
Total advisory fees paid	$1,685,722
Portfolio turnover rate	66%

ASSET ALLOCATION Footnote Reference(1)

Utilities	100.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8320

Virtus Reaves Utilities ETF | 3

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant’s board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $228,500 for 2025 and $226,910 for 2024.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2025 and $0 for 2024.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $222,538 for 2025 and $254,875 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registrant, which include but are not limited to accounting consultations concerning financial accounting and reporting standards, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2025 and $0 for 2024.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $287,502 for 2025 and $298,194 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: James A. Simpson, Robert S. Tull, Jr., and Myles J. Edwards.

(b)	Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)
ETFis Series Trust I
July 31, 2025

VIRTUS REAVES UTILITIES ETF

Schedule of Investments — Virtus Reaves Utilities ETF

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.7%

Utilities - 99.7%
Alliant Energy Corp.	404,455	$26,293,620
Ameren Corp.	219,127	22,160,313
Atmos Energy Corp.	38,911	6,067,003
CenterPoint Energy, Inc.	1,181,756	45,875,768
CMS Energy Corp.	399,834	29,507,749
Constellation Energy Corp.	249,830	86,900,867
DTE Energy Co.	111,538	15,437,975
Entergy Corp.	409,026	36,988,221
IDACORP, Inc.	254,781	31,931,703
NextEra Energy, Inc.	351,727	24,993,721
NiSource, Inc.	746,731	31,698,731
NRG Energy, Inc.	155,120	25,936,064
OGE Energy Corp.	134,966	6,130,156
Pinnacle West Capital Corp.	324,732	29,427,214
PPL Corp.	884,358	31,562,737
Public Service Enterprise Group, Inc.	409,093	36,732,460
Sempra	222,406	18,166,122
Talen Energy Corp.*	233,399	88,124,460
Vistra Corp.	505,651	105,448,459
Xcel Energy, Inc.	624,624	45,872,387

TOTAL INVESTMENTS - 99.7%
(Cost $603,082,938)		745,255,730
Other Assets in Excess of Liabilities - 0.3%		2,446,289
Net Assets - 100.0%		$747,702,019

*Non-income producing security.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$745,255,730	$—	$—	$745,255,730
Total	$745,255,730	$—	$—	$745,255,730

Statement of Assets and Liabilities (FORM N-CSR ITEM 7)

July 31, 2025

The accompanying notes are an integral part of these financial statements.

Virtus Reaves Utilities ETF
Assets:
Investments, at cost	$603,082,938
Investments, at value	745,255,730
Cash	759,702
Receivables:
Investment securities sold	1,492,680
Dividends and interest	402,876
Capital shares sold	24,649,506
Prepaid expenses	288
Total Assets	772,560,782

Liabilities:
Payables:
Investment securities purchased	24,604,980
Sub-Advisory fees	253,783
Total Liabilities	24,858,763
Net Assets	$747,702,019

Net Assets Consist of:
Paid-in capital	$611,639,453
Total distributable earnings (accumulated deficit)	136,062,566
Net Assets	$747,702,019
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,100,004
Net asset value per share	$82.17

The accompanying notes are an integral part of these financial statements.

Statement of Operations (FORM N-CSR ITEM 7)

For the Year Ended July 31, 2025

Virtus Reaves Utilities ETF
Investment Income:
Dividend income	$7,060,178
Interest income	12,341
Total Investment Income	7,072,519

Expenses:
Sub-Advisory fees	1,685,722
Total Expenses	1,685,722
Net Investment Income	5,386,797

Net Realized Gain (Loss) on:
Investments	(3,054,410)
In-kind redemptions	15,962,927
Total Net Realized Gain	12,908,517

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	130,578,668
Total Change in Net Unrealized Appreciation	130,578,668
Net Realized and Change in Unrealized Gain	143,487,185
Net Increase in Net Assets Resulting from Operations	$148,873,982

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Reaves Utilities ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$5,386,797	$1,280,928
Net realized gain	12,908,517	1,593,696
Net change in unrealized appreciation	130,578,668	9,199,891
Net increase in net assets resulting from operations	148,873,982	12,074,515

Distributions to Shareholders	(4,960,004)	(1,383,504)

Shareholder Transactions:
Proceeds from shares sold	545,163,004	71,464,580
Cost of shares redeemed	(52,322,619)	(15,411,513)
Net increase in net assets resulting from shareholder transactions	492,840,385	56,053,067
Increase in net assets	636,754,363	66,744,078

Net Assets:
Beginning of year	110,947,656	44,203,578
End of year	$747,702,019	$110,947,656

Changes in Shares Outstanding:
Shares outstanding, beginning of year	2,050,004	950,004
Shares sold	7,850,000	1,400,000
Shares redeemed	(800,000)	(300,000)
Shares outstanding, end of year	9,100,004	2,050,004

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Reaves Utilities ETF
	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$54.12	$46.53	$48.66	$42.58	$38.99
Investment operations:
Net investment income[1]	1.06	1.02	0.93	0.95	0.85
Net realized and unrealized gain (loss)	27.93	7.69	(2.00)	6.07	3.62
Total from investment operations	28.99	8.71	(1.07)	7.02	4.47

Less Distributions from:
Net investment income	(0.94)	(1.12)	(1.06)	(0.94)	(0.88)
Total distributions	(0.94)	(1.12)	(1.06)	(0.94)	(0.88)
Net Asset Value, End of year	$82.17	$54.12	$46.53	$48.66	$42.58
Net Asset Value Total Return[2]	53.98%	19.12%	(2.19)%	16.70%	11.69%
Net assets, end of year (000’s omitted)	$747,702	$110,948	$44,204	$51,096	$36,197

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	1.57%	2.15%	2.01%	2.09%	2.10%
Portfolio turnover rate[3]	66%	51%	60%	43%	19%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Notes to Financial Statements

July 31, 2025

1.ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

At July 31, 2025, ten funds of the Trust are offered for sale. The Virtus Reaves Utilities ETF (the “Fund”), a separate investment portfolio of the Trust, is presented in this annual report. The offering of shares of the Fund is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund is a “non-diversified” Fund, as defined under the 1940 Act.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income. There is no guarantee that the Fund will achieve its objective.

2.SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA” or the “Adviser”) with respect to the Fund to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Fund’s investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements (continued)

July 31, 2025

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2025 is disclosed at the end of the Fund’s Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. The Fund amortizes premiums and accretes discounts using the effective interest method.

(f)Expenses

The Fund pays all of its expenses not assumed by W. H. Reaves & Co., Inc. doing business as Reaves Asset Management (the “Sub- Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g)Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

3.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

Effective January 1, 2025, Virtus Investment Advisers, LLC replaced Virtus ETF Advisers LLC as the investment adviser to the Fund.The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc.(Ticker: VRTS) (together with its affiliates, “Virtus”).Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio.For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000.The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee from the Fund, payable monthly, at an annual rate of 0.49% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund (including the management fee paid to the Adviser), except for the following expenses, each of which is paid by the Fund: the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, fees for professional services stemming from litigation or arbitration, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

July 31, 2025

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At July 31, 2025, the Sub-Adviser held 20,933 shares of the Fund, which represent 0.2% of shares outstanding. These shares may be sold at any time.

4.CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5.FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2022, 2023 and 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2025, the Fund did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2025, the Fund had no accrued penalties or interest.

At July 31, 2025, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$611,420,545	$142,523,953	$(8,688,768)	$133,835,185

At July 31, 2025, the components of accumulated earnings/loss on a tax-basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
$2,227,381	$—	$133,835,185	$136,062,566

Notes to Financial Statements (continued)

July 31, 2025

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended July 31, 2025, the Fund did not incur and or elect to defer Post-October Losses and Late Year Ordinary Losses.

The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024 were as follows:

2025		2024
Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
$4,960,004	$—	$1,383,504	$—

Short-term gain distributions if any, are reported as ordinary income for federal tax purposes.

At July 31, 2025, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Short-Term No Expiration	Long-Term No Expiration	Total
$—	$—	$—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of redemptions in kind. At July 31, 2025, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Distributable Earnings (Accumulated Deficit)	Paid-in Capital
$(15,706,296)	$15,706,296

6.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2025 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$236,023,655	$235,854,555	$543,283,775	$52,533,086

7.INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8.ASSET CONCENTRATION RISK

The Fund invests a high percentage of its assets in the securities of issuers engaged primarily in utilities-related industries. Fluctuations in these industries of concentration will have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such industries.

9. 10% SHAREHOLDERS

At July 31, 2025, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
72%	3

10.SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information,

Notes to Financial Statements (continued)

July 31, 2025

including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

11.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETFis Series Trust I and Shareholders of Virtus Reaves Utilities ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Reaves Utilities ETF (one of the funds constituting ETFis Series Trust I, referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 25, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Other Information (unaudited)

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officer of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

None.

Supplemental Information (unaudited)

Discount & Premium Information

The Fund’s premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2025, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year- end tax statements.

QDI	DRD
85%	87%

8572(09/25)

c/o VP Distributors, LLC

One Financial Plaza
Hartford, Connecticut 06103

(b) The Financial Highlights are attached herewith above under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date October 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date October 8, 2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date October 8, 2025

* Print the name and title of each signing officer under his or her signature.